PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Operations and Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative expenses	$ (31,298)	¥ (203,635)	¥ (87,364)	¥ (40,962)
Total operating expenses	(129,787)	(844,432)	(590,994)	(324,866)
Investment related impairment	(143)	(932)	(5,635)
(Loss)/income before income tax expense	72,943	474,579	(59,681)	(399,128)
Income tax benefit/(expense)	(36,000)	(234,227)	(58,258)	88,934
Net (loss)/income	36,943	240,352	(117,939)	(310,194)
Pre-IPO Preferred shares redemption value accretion	(12,621)	(82,117)	(62,299)	(51,524)
Income allocation to participating preferred shares	(20,325)	(132,241)
Deemed dividend to a preferred shareholder			(42,679)
Net (loss)/income attributable to ordinary shareholders	3,997	25,994	(222,917)	(361,718)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(4,902)	(31,893)	1,908	15,422
Total comprehensive (loss)/income	32,041	208,459	(116,031)	(294,772)
Foreign currency translation adjustments, tax		0	0	0
Parent
Operating expenses:
General and administrative expenses	(306)	(1,989)	(1,611)	(1,601)
Total operating expenses	(306)	(1,989)	(1,611)	(1,601)
Interest income/(expense), net	(1,402)	(9,134)	(7,458)	812
Equity in (loss)/gain of subsidiaries, VIEs and VIEs' subsidiaries	38,651	251,475	(104,996)	(309,405)
Investment related impairment			(3,874)
(Loss)/income before income tax expense	36,943	240,352	(117,939)	(310,194)
Net (loss)/income	36,943	240,352	(117,939)	(310,194)
Pre-IPO Preferred shares redemption value accretion	(12,621)	(82,117)	(62,299)	(51,524)
Income allocation to participating preferred shares	(20,325)	(132,241)
Deemed dividend to a preferred shareholder			(42,679)
Net (loss)/income attributable to ordinary shareholders	3,997	25,994	(222,917)	(361,718)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(4,902)	(31,893)	1,908	15,422
Total comprehensive (loss)/income	$ 32,041	208,459	(116,031)	(294,772)
Foreign currency translation adjustments, tax		¥ 0	¥ 0	¥ 0